Revenue from Contracts with Customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contracts with Customers (Details) [Line Items]
Revenue recognized	$ 21,741,274	$ 15,391,170
Deferred revenue balance	7,003,891	30,014	$ 30,014
Deferred revenue	881,596	1,040,619
Transferred over Time [Member]
Revenue from Contracts with Customers (Details) [Line Items]
Revenue recognized	$ 59,222,177	$ 23,993,114